ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Sep. 30, 2023
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS:

Timberline Resources Corporation (“Timberline”, “Timberline Resources” or “the Company”) was incorporated in August of 1968 under the laws of the State of Idaho as Silver Crystal Mines, Inc., for the purpose of exploring for precious metal deposits and advancing them to production. In 2008, the Company reincorporated into the State of Delaware, pursuant to a merger agreement approved by its shareholders.

Timberline Resources, together with its consolidated entities, is a mineral exploration business and, if and when we establish mineral reserves, a development company. Mineral exploration is essentially a research activity that does not produce a product. Successful exploration often results in increased project value that can be realized through the optioning or selling of the claimed site to larger companies. We have acquired properties which we believe have potential to host economic concentrations of minerals, particularly gold and silver. These acquisitions have and may take the form of unpatented mining claims on federal land, or leasing claims on private property owned by others. An unpatented mining claim is an interest that can be acquired in the mineral rights on open lands of the federally-owned public domain.